N-2	May 04, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002086532
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ALGER NEXT GEN GROWTH FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A Shares	Class Z Shares
SHAREHOLDER FEES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) (1)	5.25%	None

Maximum Contingent Deferred Sales Charge	1.00%	None

(1)
Investors in Class A Shares may be charged a sales load of up to 5.25% of the investment amount. The sales load payable by each shareholder depends upon the amount invested by such shareholder in Class A Shares. The fee table assumes the maximum sales load is charged. Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1.00%,
1-year
contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Class Z Shares are each not subject to a sales load; however, investors purchasing Class Z Shares through a financial intermediary could be required to pay transaction or other fees on purchases and sales of Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their financial intermediary about the sales load and any additional fees or charges their financial intermediary might impose on each class of Shares.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of projected average net assets attributable to Shares)

Management Fee (2)	1.25%	1.25%

Distribution and/or Servicing Fee (3)	0.25%	None

Other Expenses (4)	1.33%	1.32%
Acquired Fund Fees and Expenses (5)	0.02%	0.02%

Total Annual Expenses	2.85%	2.59%

Fee Waivers and/or Expense Reimbursements (6)	(0.08)%	(0.07)%

Total Annual Fund Operating Expenses (after Fee Waivers and/or Expense Reimbursements)	2.77%	2.52%
(2)	The Fund pays the Manager on the first business day of each month a fee, accrued daily, for the previous month at an annual rate of 1.25%.
(3)
Class A Shares pay a Distribution and Servicing Fee at an annual rate of 0.25% based on the aggregate net assets of the Fund attributable to Class A Shares to the Fund’s Distributor. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Class Z Shares are not subject to a Distribution and Servicing Fee.

(4)
Other Expenses are based on estimated amounts that have been annualized for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses related to the administration of the Fund, its transfer agent and custodian.

(5)
Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will be less than 1% of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
(6)
Pursuant to the Expense Limitation Agreement, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) Management Fees; (ii) Distribution and Servicing Fees; (iii) acquired fund fees and expenses; (iv) dividend expense on short sales; (v) net borrowing costs; (vi) interest; (vii) taxes; (viii) brokerage expenses; (ix) extraordinary expenses (as determined in the discretion of the Board); and proxy expenses (except for such proxies related to: (a) changes or approval of an investment advisory agreement for the Fund, (b) the election to the Board of any trustee who is an “interested person” of the Fund, or (c) any other matters that directly benefit, or relate directly to the operations of, the Adviser or its affiliates, which expenses shall be borne exclusively by the Adviser)) do not exceed 1.25% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Manager any fees waived under the Expense Limitation Agreement or any expenses the Manager reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayments must be made within two years after the date on which the Manager incurred the expense. The Expense Limitation Agreement has a term ending one year from the initial offering of the Fund’s securities under an effective Registration Statement on Form
N-2,
and the Manager may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees. The Expense Limitation Agreement may only be terminated upon approval of the Board. Organizational and certain initial operating expenses incurred prior to the commencement of the Fund’s operations and reimbursed by the Manager are included as reimbursable expenses under the Expense Limitation Agreement, subject to the same two-year
recoupment period.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example incorporates the expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year
example and the first year of the three-, five- and
ten-year
examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.
You would pay the following expenses based on a $1,000 investment in the Fund, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$79	$135	$194	$353
Class Z Shares	$26	$80	$137	$292
The Examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund
.
For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fees.”

Purpose of Fee Table , Note [Text Block]	The fee table below is intended to assist shareholders in understanding the various costs and expenses that the Fund expects to incur, and that shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the fiscal year ending March 31, 2026, and assumes that the Fund has net assets of $37,500,000 as of such date. The Fund’s actual net assets and expenses, as of such date, may vary, perhaps substantially from these estimates.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts that have been annualized for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses related to the administration of the Fund, its transfer agent and custodian.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Manager on the first business day of each month a fee, accrued daily, for the previous month at an annual rate of 1.25%.
Acquired Fund Fees Estimated, Note [Text Block]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will be less than 1% of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is non-fundamental and
may be changed by a vote of the Board, without shareholder approval.
Investment Opportunities and Strategies
The Fund will invest under normal circumstances, primarily in domestic and foreign equity securities of Next Gen Growth Companies. The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in growth companies that are within the Fund’s theme of investing in Next Gen Growth Companies. For these purposes, “growth companies” are companies the Manager believes have above average growth potential. The Manager considers a number of factors in determining a company’s growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company’s projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company’s research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company’s growth potential can be determined under any of these factors.
The Fund will invest in Next Gen Growth Companies that are operating and investing in the technology, media and telecommunications sectors and/or other sectors disrupted by innovation, including, but not limited to the energy, healthcare, life science, consumer and retail, mobile internet, digital entertainment and ecommerce, cloud computing, machine learning, AI, transportation, semiconductors, robotics, logistics and infrastructure, defense and financial services sectors.
In effecting the Fund’s investment strategy, the Manager initially employs its fundamental, proprietary investment research investment process to identify companies undergoing Positive Dynamic Change.
Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares (which are beneficial ownership interests of trusts organized for investment purposes that are not registered under federal securities laws), other equity investments or ownership interests in business enterprises and pooled investment vehicles, including venture capital funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, and preferred stock or debt obligations that are convertible into equity securities. The Fund’s investments will include early- to late-stage private companies and micro-, small-, medium- and large-capitalization public companies. Additionally, the Fund may also invest in private credit instruments such as direct debt and other yield-oriented investments, including debt issued by private companies (which may include loans and debt securities of private equity-backed companies), bonds and fixed income securities of various types, and convertible securities issued by U.S. and foreign companies. Convertible securities may include corporate bonds, debentures, notes, preferred stocks, and any other securities that can be exchanged for equity securities or provide an opportunity for equity participation.
The Fund intends to invest in privately-offered securities through the Private Sleeve. The Fund also invests in publicly-traded equity securities through the Publicly-Traded Sleeve. The Manager employs a robust due diligence process when assessing potential investment opportunities. As part of the due diligence process, the Manager conducts internal reviews of financial statements, holds discussions with company management, and engages with various third party service providers (
i.e.
, external legal counsel, financial/tax advisors, consultants and research providers) to assist with evaluating potential investments. Under normal circumstances, the Fund expects to invest 20% - 80% of its assets (other than cash and cash-related instruments) in investments in the Private Sleeve and the remainder of its assets in the Publicly-Traded Sleeve. The Manager will consider, among other items, the Fund’s AUM, historical and expected shareholder subscription and redemption activity, and prevailing market conditions when determining the allocation between the Private Sleeve and the Publicly-Traded Sleeve. The Fund also generally expects to target an approximate 15% exposure to cash or cash-related instruments. Notwithstanding the aforementioned targeted percentages, the percentage mix of the Fund’s portfolio among the Private Sleeve, the Publicly-Traded Sleeve and cash and cash-related instruments may vary significantly due to a variety or combination of other factors, including available investment opportunities, the prevailing market environment, the timing of liquidity events for securities held in the Private Sleeve, the extent of repurchase offer subscriptions and fluctuations in market or fair valuations of securities held in the respective sleeves. There is no minimum amount of Fund assets required to comprise either the Publicly-Traded Sleeve, the Private Sleeve or cash and cash-related instruments. Further, it is presently anticipated that the Publicly-Traded Sleeve could comprise a majority of the portfolio during the first three years (or longer) of the Fund’s operations, as the Fund builds the Private Sleeve of the portfolio.

In addition to making direct investments in the equity and/or debt of private companies, including investments alongside private equity firms, the Fund may gain access to assets in the Private Sleeve through (i) Secondary Investments or (ii) Primary Investments. The Fund expects to invest principally in Secondary Investments and, to a lesser degree, in Primary Investments, although the allocation among those types of investments may vary from time to time.
Traditional Secondary Investments generally will include purchases by the Fund of interests in Portfolio Funds, typically after the end of the Portfolio Fund’s fundraising period (generally three to seven years into the Portfolio Fund’s operating history), with existing underlying portfolio companies. These Portfolio Funds have generally drawn down substantially all of their capital commitments depending on age and investment cycle stage. Sales of Portfolio Fund interests are often driven by an investor’s need for liquidity or active approach in managing their private fund portfolio. Traditional Secondary Investments typically will be acquired by the Fund in privately negotiated transactions, with a Portfolio Fund’s limited partner or, at times, with the Portfolio Fund’s general partner, as there is no established market for such investments. The Fund may also invest in Secondary Investment transactions that are being led by a Portfolio Fund’s general partner, including end-of
life transactions, which seek to partner potential buyers, such as the Fund, with Portfolio Fund Managers to provide liquidity solutions to the limited partners in a Portfolio Fund. These Secondary Investments often involve existing investors in a Portfolio Fund being given the option to sell all or a portion of their Portfolio Fund interests to the Fund during a binding election period. Investors in a Portfolio Fund generally are given the option to sell their interests or roll into a newly-formed Portfolio Fund on new terms.
The Fund may invest in foreign securities (including investments in ADRs and GDRs) and securities listed on local foreign exchanges.
The Fund may invest directly or through wholly owned subsidiaries of the Fund (“Subsidiaries”) that primarily engage in investment activities in securities or other assets. Certain investments may be held by these Subsidiaries to help effectuate the investment program of the Fund and while such Subsidiaries will not be registered under the 1940 Act, the Fund will wholly own and control any Subsidiaries. The Fund will comply with the provisions of (i) Section 8 of the 1940 Act governing investment policies on an aggregate basis, and (ii) Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with respect each Subsidiary. Subsidiaries will also comply with the provisions of Section 17 of the 1940 Act, or exemptive relief therefrom, related to affiliated transactions and custody. It is not anticipated that any Subsidiary to the Fund will have an investment adviser, but any investment adviser to a Subsidiary will comply with provisions of the 1940 Act relating to investment advisory contracts. Any Subsidiary of the Fund will be formed for the purpose of effectuating the Fund’s investment program, such as holding portfolio investments in order to minimize any adverse impact on the Fund (e.g., impact to the Fund’s tax obligations or RIC status) or to facilitate financing by the Fund in compliance with Section 18, as noted above. Subsidiaries will not have their own investment strategies or corresponding risks.
The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in groups of industries in the information technology sector.
The Fund will be classified as a
“non-diversified”
investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.
The Fund is permitted to change its 80% policy without a shareholder vote, provided the Fund conducts a repurchase offer prior to the change, the Fund provides at least 60 days’ prior notice of any change in the policy in advance of the offer, the offer is not oversubscribed and the Fund purchases shares at their net asset value.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.
Risks Relating to Investment Strategies and Fund Investments
Equity Securities Risk.
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (
e.g.
, adverse economic conditions or investor sentiment) or due to factors that affect the particular company (
e.g.
, management performance or factors affecting the industry). Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk.
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Concentration Risk.
By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

●
Information Technology Sector Risk.
The Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or falling profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.

○
Internet Company Risk.
Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

○
Semiconductor Company Risk.
Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user
products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors & semiconductor equipment industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors & semiconductor equipment industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors & semiconductor equipment industry have been and likely will continue to be extremely volatile.

○
Software Industry Risk.
The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Innovation Risk.
Innovative companies may not be successful. Innovative companies may not be able to, or may not continue to, capitalize on their innovations. These companies may face political or legal challenges from competitors, industry groups or local and national governments. The Fund may invest in a company that does not currently derive any revenue from innovation or developing technologies, and there is no assurance that a company will derive any revenue from innovation or developing technologies in the future.
Repurchase Program Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender a number of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Share Repurchase Program.”
ADR and GDR Risk.
ADRs and GDRs are generally subject to the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks, because their values depend on the performance of the underlying foreign securities. ADRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary and the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. An unsponsored facility is established without participation by the issuer of the depositary security, the foreign issuer assumes no obligations, and the depository’s transaction fees are paid directly by the ADR or GDR holders. Additionally, the issuers of unsponsored ADRs and GDRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs and GDRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs and GDRs. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Artificial Intelligence Securities Risk.
Companies involved in, or exposed to,
AI-related
businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user
demand of products and services in various industries that may in part utilize AI. Further, many companies involved in, or exposed to,
AI-related
businesses may be substantially exposed to the market and business risks of other industries or sectors, and a Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology.
Companies that utilize AI in their business operations, and the challenges with properly managing AI’s use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on such companies’ business operations. If the content, analyses, or recommendations that AI applications assist companies in producing are or are alleged to be deficient, inaccurate, or biased, a Fund may be adversely affected. Additionally, AI tools used by such companies may produce inaccurate, misleading or incomplete responses that could lead to errors in decision-making or other business activities, which could have a negative impact on the performance of such companies. Such AI tools could also be used against companies in criminal or negligent ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups,
that could hinder the ability of the companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies. AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.
Competition for Access to Private Equity Investment Opportunities.
There can be no assurance that the Manager will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Manager would desire.

Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered
funds or accounts, managed by the Manager or its affiliates, to invest. As a result, the Fund may not be invested in certain Primary Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Manager or its affiliates, even though those investments would be consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Manager and its affiliates; however; unregistered funds also managed by the Manager are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments
with affiliates of the Fund.
Foreign Securities Risk.
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Inflation Risk
.
The Fund’s investments are subject to inflation risk, which is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (
i.e.
, as inflation increases, the values of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change).
Investment Risk.
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Large Cap Securities Risk.
Large-capitalization companies tend to go in and out of favor based on market and economic conditions. Large-capitalization companies generally are less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large capitalization companies may not rise as much as that of smaller capitalization companies.
Leverage Risk
. The Fund may utilize leverage, that is, borrow money, to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage by issuing borrowing funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased returns, but also creates risks for the Fund’s shareholders, including increased variability of the Fund’s net income, distributions, NAV of its Shares in relation to market changes. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s shareholders, and in the price at which its Shares trade in the secondary market. The Fund’s leveraging strategy, if utilized, may not be successful.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•	the likelihood of greater volatility of NAV and dividend rate of Shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings or in dividend payments on, principal proceeds distributed to, or redemption of any forms of indebtedness that the Fund has issued will reduce the return to the shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s Shares than if the Fund were not leveraged; and

•	leverage may increase expenses (which will be borne entirely by shareholders), which may reduce total return.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. These covenants and restrictions may negatively affect the Fund’s ability to achieve its investment objective.
Limited Influence Risk
. A significant portion of the Fund’s investments may represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund may also invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence.
In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.
Liquidity Risk
. Although the Fund expects that some of its equity investments will trade on public or private secondary marketplaces, certain of the securities the Fund holds will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.
Market Risk.
Your investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Micro-Capitalization Companies Risk.
Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. In addition, because these companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning their securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, regardless of whether the perceptions are based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.
Mid Cap Securities Risk.
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of mid market capitalization.
New Fund Risk
.
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Non-Diversification
Risk.
The Fund is a
non-diversified
investment company. As such, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. This risk is magnified compared to a fund that invests more broadly.
Portfolio Fund Risks.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. In addition, Portfolio Fund interests may be subject to mandatory minimum holding periods and the risk that redemptions might be restricted. Although the Manager seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Manager will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund managers. A Portfolio Fund manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund manager’s compensation. The Manager reviews and performs due diligence on the valuation procedures used by each Portfolio Fund manager and monitors the returns provided by the Portfolio Funds. However, neither the Manager nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund managers may create incentives for the Portfolio Fund managers to make risky investments, and may be payable by the Fund to a Portfolio Fund manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. A shareholder will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a shareholder may be subject to higher operating expenses than if the shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Manager and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a shareholder will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Manager also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule
18f-4
under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Primary Investment. Under Rule
18f-4,
the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or Primary Investments than other clients of the Manager.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund manager or assert claims directly against any Portfolio Funds, the Portfolio Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. Portfolio Funds may be organized inside or outside of the U.S. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund managers, does not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified-a
process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Manager as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Manager may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by shareholders in the Fund at the time of such commitment (
i.e.
, to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Manager’s judgment, to satisfy capital calls from Portfolio Funds.

Portfolio Funds’ Underlying Investments.
The portfolio companies of the Portfolio Funds may involve significant business and financial risk and in most cases are highly illiquid and difficult to value. Certain of the Portfolio Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.
In certain cases, the Portfolio Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially. Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the costs, investment policies and decisions of the management of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest.
The Portfolio Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.
While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Certain of the Portfolio Funds may at times hold large positions in a relatively limited number of investments and may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.
The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.
Private Credit Risk.
Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, meaning the Fund may not be able to resell some of its holdings for extended periods, which may be several years. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.
Privately Placed Securities Risk.
A private placement is an offering of a company’s securities that is not registered with the SEC and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain privately placed securities at certain times and could make it difficult for the Fund to sell these securities. As a result of the foregoing, investments in private placements can result in substantial or complete losses.
Sector Risk.
The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

•
Consumer Discretionary Sector Risk.
The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•
Health Care Sector Risk.
The Fund may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or falling profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•
Industrials Sector Risk.
The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.

•
Financials Sector Risk.
The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

•
Communication Services Sector Risk.
Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Secondary Investments Risk.
The Fund will make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds. In such instances, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies held by Portfolio Funds. Secondary Investments may be acquired at a discount to a Portfolio Fund’s NAV to, among other things, compensate the purchaser for providing the seller with liquidity and on account of various transfer restrictions. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV, as any such discounted Secondary Investment will be marked to its NAV, which may be higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to shareholders. Moreover, there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Fund.
There is significant competition for Secondary Investments. Many institutional investors, including fund-of-funds
entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds.
These Portfolio Fund managers also may be partial to Secondary Investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called
“Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. In cases where approval or consent is granted and the Fund successfully closes an acquisition of a Secondary Investment, the Fund will record ownership on its books of the assets acquired in a Secondary Investment as of the date of the closing of the transaction. The assets underlying such a transaction will be recorded at fair value as an investment asset in accordance with applicable accounting standards on the closing date of the transaction, which is the date that the Fund will obtain a right to demand the assets and incur an obligation to pay the purchase price of such assets. The Fund’s acquisition of such assets generally will settle, and the Fund generally will become the holder of record of the assets, as of the first day immediately following the date of closing of the transaction. The Fund expects that transaction closing dates generally will fall on the last day of a calendar quarter and, accordingly, the Fund expects that settlement will occur as of the first day of the new quarter. Actual closing dates, however, may vary on a deal-by-deal basis. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.
Small Cap Securities Risk.
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, the Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Valuation Risk
. The Fund may invest a significant portion of its assets in non-publicly
traded securities. As a result, although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain portfolio companies will typically not be readily determinable. In accordance with Rule
2a-5
under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Fund will value such securities at fair value as determined in good faith in accordance with the Manager’s valuation procedures. While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Manager as the Fund’s Valuation Designee pursuant to Rule
2a-5
under the 1940 Act. The Valuation Designee has established a Valuation Committee comprised of representatives of the Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee. Securities for which market quotations are not readily available, including securities that while listed on a private securities exchange or have not actively traded, are valued at fair value pursuant to policies and procedures approved by the Board. The Fund may utilize the services of an independent pricing service, which will prepare valuations for certain of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded. The types of factors that the Fund takes into account with respect to the valuation of such non-traded
investments include, as relevant and, to the extent available, the valuation of the investment as of the portfolio company’s latest funding round, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company and other relevant factors. This information may not be readily available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because of the inherent uncertainty and often limited markets for such securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations of other investors in such securities or that would have been assigned by the Valuation Designee had there been an active market for such securities.
Additionally, the valuations reported by Portfolio Fund managers or general partners may be subject to later adjustment or revision. For example, fiscal year-end
NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV also may be revised as part of the preparation of its financial statements to include adjustments made in accordance with GAAP required at period end for financial reporting purposes and, as a result, the NAV for financial reporting purposes and the returns based upon those NAVs may differ from the NAV and returns for shareholder transactions. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund managers or general partners or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.
Similarly, if the Fund’s NAV is adjusted after a shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of such Shares. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund managers or general partners or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, a purchasing shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a Shareholder who purchased Shares at a NAV lower than the adjusted amount.
Temporary Defensive Strategy Risk.
When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.
Other Risks Relating to the Fund
Anti-Takeover Risk.
The Fund’s amended and restated agreement and declaration of trust (the “Declaration of Trust”) and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without shareholder action, authorize the issuance of Shares in one or more classes or series; and the Board may, subject to certain limitations contained in the Declaration of Trust, without shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give shareholders the opportunity to realize a premium over the value of the Shares.
Closed-End
Interval Fund; Liquidity Risks.
The Fund is a
non-diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Cybersecurity Risk.
As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service
attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Management Risk.
The Fund is subject to management risk. In managing the Fund, the Manager applies investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Manager to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Manager, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Operational Risk.
The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.
Potential Conflicts of Interest of the Manager and Others
. Alger Associates, the ultimate parent company of the Manager, and Alger Associates’ Affiliates, which include the Manager, may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, Alger Associates and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither Alger Associates nor its Affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, Alger Associates and its Affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or another account managed by an Affiliate and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The 1940 Act imposes limitations on certain transactions between a registered investment company and affiliated persons of the investment company, as well as affiliated persons of such affiliated persons. Among others, affiliated persons of an investment company include its investment adviser; officers; directors/trustees; any person who directly or indirectly controls, is controlled by or is under common control with such investment company; any person directly or indirectly owning, controlling or holding with power to vote, 5% or more of the outstanding voting securities of such investment company; and any person five percent or more of whose outstanding voting securities are directly or indirectly owned, controlled or held with power to vote by such investment company. Alger Associates’ Affiliates have adopted policies and procedures designed to address potential conflicts of interests.

Certain investments may be allocated among the Fund and other investment funds sponsored by the Manager or its affiliates. The Fund is prohibited under the 1940 Act from participating in certain transactions with its affiliates absent an exemptive order from the SEC. Pursuant to the
Co-Investment
Exemptive Order, if granted, the Fund may
co-invest
in portfolio companies with certain affiliated funds subject to compliance with certain conditions and in a manner consistent with regulatory requirements and other pertinent factors. The Trustees will oversee the Fund’s participation in the co-investment
program in the exercise of their reasonable business judgment. Pursuant to the
Co-Investment
Exemptive Order, prior to the Fund’s participation in
co-investment
transactions, the Board, including a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Independent Trustees, will: (i) review the co-invest
policies and procedures adopted by the Manager to ensure that they are reasonably designed to prevent the Fund from being disadvantaged by participation in the co-investment
program; and (ii) approve the Fund’s policies and procedures that are reasonably designed to ensure compliance with the terms of the
Co-Investment
Exemptive Order. In addition, the “required majority” of the Independent Trustees will be required to make certain findings in connection with certain co-investment
transactions. Pursuant to the 1940 Act, the Fund and any affiliated funds may co-invest
in portfolio companies without satisfying the conditions of the
Co-Investment
Exemptive Order only if price is the only term negotiated in the investment.
For additional information about potential conflicts of interest and the way in which the Manager addresses such conflicts, please see “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Risks Associated with the Fund Distribution Policy.
The Fund intends to make annual distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Shares. When a shareholder sells Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the Shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.
Tax Laws Subject to Change.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Tax Risk.
The Fund intends to elect to be treated and continue to qualify as a RIC, so that the Fund generally will not be subject to U.S. federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification

and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s shareholders. If, in any year, the Fund were to fail to qualify as a RIC, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
Uncertain Tax Treatment.
The Fund may invest in certain investments may present special tax issues for the Fund and may have uncertain tax treatment. These issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.
Unlisted Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike some closed-end
funds, which list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in some closed-end
funds, is not a liquid investment.

Effects of Leverage [Text Block]
Leverage; Borrowing
The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (
e.g.
, a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund intends to use leverage for investment purposes, may use leverage to meet redemption requests, may use leverage opportunistically, and may use different types, combinations or amounts of leverage over time, based on the Manager’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage may cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, the percentage of its total assets such leverage will represent.
Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The foregoing requirements do not apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the 1940 Act

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Fund’s Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of common shares of beneficial interest. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, no shareholder shall be subject to any personal liability whatsoever to any person in connection with Fund property or the acts, obligations or affairs of the Fund.
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of shareholders.
The following table sets forth information about the Fund’s outstanding Shares as of April 1, 2026:

Share Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding
Class A Shares	Unlimited	None	10,000

Class Z Shares	Unlimited	None	None

Outstanding Securities [Table Text Block]
The following table sets forth information about the Fund’s outstanding Shares as of April 1, 2026:

Share Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding
Class A Shares	Unlimited	None	10,000

Class Z Shares	Unlimited	None	None

Risks Relating To Investment Strategies And Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies and Fund Investments
Equity Securities Risk.
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (
e.g.
, adverse economic conditions or investor sentiment) or due to factors that affect the particular company (
e.g.
, management performance or factors affecting the industry). Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk.
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Concentration Risk.
By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

●
Information Technology Sector Risk.
The Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or falling profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.

○
Internet Company Risk.
Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

○
Semiconductor Company Risk.
Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user
products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors & semiconductor equipment industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors & semiconductor equipment industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors & semiconductor equipment industry have been and likely will continue to be extremely volatile.

○
Software Industry Risk.
The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Innovation Risk.
Innovative companies may not be successful. Innovative companies may not be able to, or may not continue to, capitalize on their innovations. These companies may face political or legal challenges from competitors, industry groups or local and national governments. The Fund may invest in a company that does not currently derive any revenue from innovation or developing technologies, and there is no assurance that a company will derive any revenue from innovation or developing technologies in the future.
Repurchase Program Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these shareholders of their Shares of the Fund may cause repurchases to be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender a number of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Share Repurchase Program.”
ADR and GDR Risk.
ADRs and GDRs are generally subject to the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks, because their values depend on the performance of the underlying foreign securities. ADRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary and the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. An unsponsored facility is established without participation by the issuer of the depositary security, the foreign issuer assumes no obligations, and the depository’s transaction fees are paid directly by the ADR or GDR holders. Additionally, the issuers of unsponsored ADRs and GDRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs and GDRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs and GDRs. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Artificial Intelligence Securities Risk.
Companies involved in, or exposed to,
AI-related
businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user
demand of products and services in various industries that may in part utilize AI. Further, many companies involved in, or exposed to,
AI-related
businesses may be substantially exposed to the market and business risks of other industries or sectors, and a Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in AI will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology.
Companies that utilize AI in their business operations, and the challenges with properly managing AI’s use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on such companies’ business operations. If the content, analyses, or recommendations that AI applications assist companies in producing are or are alleged to be deficient, inaccurate, or biased, a Fund may be adversely affected. Additionally, AI tools used by such companies may produce inaccurate, misleading or incomplete responses that could lead to errors in decision-making or other business activities, which could have a negative impact on the performance of such companies. Such AI tools could also be used against companies in criminal or negligent ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups,
that could hinder the ability of the companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies. AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.
Competition for Access to Private Equity Investment Opportunities.
There can be no assurance that the Manager will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Manager would desire.

Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered
funds or accounts, managed by the Manager or its affiliates, to invest. As a result, the Fund may not be invested in certain Primary Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Manager or its affiliates, even though those investments would be consistent with the Fund’s investment objective.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Manager and its affiliates; however; unregistered funds also managed by the Manager are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments
with affiliates of the Fund.
Foreign Securities Risk.
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Inflation Risk
.
The Fund’s investments are subject to inflation risk, which is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (
i.e.
, as inflation increases, the values of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change).
Investment Risk.
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Large Cap Securities Risk.
Large-capitalization companies tend to go in and out of favor based on market and economic conditions. Large-capitalization companies generally are less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large capitalization companies may not rise as much as that of smaller capitalization companies.
Leverage Risk
. The Fund may utilize leverage, that is, borrow money, to the maximum extent permitted by law for investment and other general corporate purposes. The Fund may obtain leverage by issuing borrowing funds from banks and other financial institutions. The Fund may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased returns, but also creates risks for the Fund’s shareholders, including increased variability of the Fund’s net income, distributions, NAV of its Shares in relation to market changes. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s shareholders, and in the price at which its Shares trade in the secondary market. The Fund’s leveraging strategy, if utilized, may not be successful.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•	the likelihood of greater volatility of NAV and dividend rate of Shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings or in dividend payments on, principal proceeds distributed to, or redemption of any forms of indebtedness that the Fund has issued will reduce the return to the shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s Shares than if the Fund were not leveraged; and

•	leverage may increase expenses (which will be borne entirely by shareholders), which may reduce total return.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. These covenants and restrictions may negatively affect the Fund’s ability to achieve its investment objective.
Limited Influence Risk
. A significant portion of the Fund’s investments may represent minority stakes in privately held companies. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund may also invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence.
In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.
Liquidity Risk
. Although the Fund expects that some of its equity investments will trade on public or private secondary marketplaces, certain of the securities the Fund holds will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio company at the time it desires to do so and at the price it anticipates. The illiquidity of its investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it has previously recorded its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of its portfolio may be invested in such illiquid securities from time-to-time.
Market Risk.
Your investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Micro-Capitalization Companies Risk.
Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. In addition, because these companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning their securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, regardless of whether the perceptions are based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.
Mid Cap Securities Risk.
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of mid market capitalization.
New Fund Risk
.
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable to a shareholder.
Non-Diversification
Risk.
The Fund is a
non-diversified
investment company. As such, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. This risk is magnified compared to a fund that invests more broadly.
Portfolio Fund Risks.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. In addition, Portfolio Fund interests may be subject to mandatory minimum holding periods and the risk that redemptions might be restricted. Although the Manager seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Manager will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund managers. A Portfolio Fund manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund manager’s compensation. The Manager reviews and performs due diligence on the valuation procedures used by each Portfolio Fund manager and monitors the returns provided by the Portfolio Funds. However, neither the Manager nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund managers may create incentives for the Portfolio Fund managers to make risky investments, and may be payable by the Fund to a Portfolio Fund manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. A shareholder will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a shareholder may be subject to higher operating expenses than if the shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Manager and other expenses payable directly by the Fund from amounts distributed to the Fund by the Portfolio Funds, the returns to a shareholder will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of the Fund and the Portfolio Funds generally are paid regardless of whether the Fund or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Manager also may refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule
18f-4
under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Primary Investment. Under Rule
18f-4,
the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Portfolio Funds or Primary Investments than other clients of the Manager.
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of the Fund’s investments.
The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Portfolio Fund, shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund manager or assert claims directly against any Portfolio Funds, the Portfolio Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds. Portfolio Funds may be organized inside or outside of the U.S. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Portfolio Funds, does not have the benefit of the protections afforded by the 1940 Act. Portfolio Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund managers, does not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified-a
process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Manager as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Manager may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in the Fund making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by shareholders in the Fund at the time of such commitment (
i.e.
, to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Portfolio Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Manager’s judgment, to satisfy capital calls from Portfolio Funds.

Portfolio Funds’ Underlying Investments.
The portfolio companies of the Portfolio Funds may involve significant business and financial risk and in most cases are highly illiquid and difficult to value. Certain of the Portfolio Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.
In certain cases, the Portfolio Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially. Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the costs, investment policies and decisions of the management of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest.
The Portfolio Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.
While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Certain of the Portfolio Funds may at times hold large positions in a relatively limited number of investments and may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.
The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.
Private Credit Risk.
Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, meaning the Fund may not be able to resell some of its holdings for extended periods, which may be several years. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.
Privately Placed Securities Risk.
A private placement is an offering of a company’s securities that is not registered with the SEC and is not offered to the public. The issuers of privately placed securities are not typically subject to the same oversight and regulatory requirements, including disclosure and other investor protection requirements, to which public issuers are subject, and there may be very little public information available about the issuers and their performance. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain privately placed securities at certain times and could make it difficult for the Fund to sell these securities. As a result of the foregoing, investments in private placements can result in substantial or complete losses.
Sector Risk.
The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

•
Consumer Discretionary Sector Risk.
The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•
Health Care Sector Risk.
The Fund may be more susceptible to particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or falling profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the health care sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•
Industrials Sector Risk.
The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.

•
Financials Sector Risk.
The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

•
Communication Services Sector Risk.
Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Secondary Investments Risk.
The Fund will make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds. In such instances, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies held by Portfolio Funds. Secondary Investments may be acquired at a discount to a Portfolio Fund’s NAV to, among other things, compensate the purchaser for providing the seller with liquidity and on account of various transfer restrictions. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV, as any such discounted Secondary Investment will be marked to its NAV, which may be higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to shareholders. Moreover, there is no assurance that the Fund will be able to purchase interests at attractive discounts to net asset value, or at all. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for its Secondary Investments, the structure of such acquisitions and the overall success of the Portfolio Fund.
There is significant competition for Secondary Investments. Many institutional investors, including fund-of-funds
entities, as well as existing investors of Portfolio Funds may seek to purchase Secondary Investments of the same Portfolio Fund which the Fund may also seek to purchase. In addition, some Portfolio Fund managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds.
These Portfolio Fund managers also may be partial to Secondary Investments being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called
“Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. In cases where approval or consent is granted and the Fund successfully closes an acquisition of a Secondary Investment, the Fund will record ownership on its books of the assets acquired in a Secondary Investment as of the date of the closing of the transaction. The assets underlying such a transaction will be recorded at fair value as an investment asset in accordance with applicable accounting standards on the closing date of the transaction, which is the date that the Fund will obtain a right to demand the assets and incur an obligation to pay the purchase price of such assets. The Fund’s acquisition of such assets generally will settle, and the Fund generally will become the holder of record of the assets, as of the first day immediately following the date of closing of the transaction. The Fund expects that transaction closing dates generally will fall on the last day of a calendar quarter and, accordingly, the Fund expects that settlement will occur as of the first day of the new quarter. Actual closing dates, however, may vary on a deal-by-deal basis. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.
Small Cap Securities Risk.
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, the Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Valuation Risk
. The Fund may invest a significant portion of its assets in non-publicly
traded securities. As a result, although the Fund expects that some of its equity investments may trade on public or private secondary marketplaces, a market value for its direct investments in certain portfolio companies will typically not be readily determinable. In accordance with Rule
2a-5
under the 1940 Act, for the Fund’s investments for which there are no readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded, the Fund will value such securities at fair value as determined in good faith in accordance with the Manager’s valuation procedures. While the Board retains ultimate authority as to the appropriate valuation of each such investment, the Board has appointed the Manager as the Fund’s Valuation Designee pursuant to Rule
2a-5
under the 1940 Act. The Valuation Designee has established a Valuation Committee comprised of representatives of the Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee. Securities for which market quotations are not readily available, including securities that while listed on a private securities exchange or have not actively traded, are valued at fair value pursuant to policies and procedures approved by the Board. The Fund may utilize the services of an independent pricing service, which will prepare valuations for certain of the Fund’s portfolio investments that are not publicly traded or for which the Fund does not have readily available market quotations, including securities that while listed on a private securities exchange, have not actively traded. The types of factors that the Fund takes into account with respect to the valuation of such non-traded
investments include, as relevant and, to the extent available, the valuation of the investment as of the portfolio company’s latest funding round, the portfolio company’s earnings, the markets in which the portfolio company does business, comparison to valuations of publicly traded companies, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the portfolio company and other relevant factors. This information may not be readily available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because of the inherent uncertainty and often limited markets for such securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations of other investors in such securities or that would have been assigned by the Valuation Designee had there been an active market for such securities.
Additionally, the valuations reported by Portfolio Fund managers or general partners may be subject to later adjustment or revision. For example, fiscal year-end
NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV also may be revised as part of the preparation of its financial statements to include adjustments made in accordance with GAAP required at period end for financial reporting purposes and, as a result, the NAV for financial reporting purposes and the returns based upon those NAVs may differ from the NAV and returns for shareholder transactions. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund managers or general partners or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.
Similarly, if the Fund’s NAV is adjusted after a shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of such Shares. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund managers or general partners or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, a purchasing shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a Shareholder who purchased Shares at a NAV lower than the adjusted amount.
Temporary Defensive Strategy Risk.
When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

Other Risks Relating To The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to the Fund
Anti-Takeover Risk.
The Fund’s amended and restated agreement and declaration of trust (the “Declaration of Trust”) and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire a controlling interest in the Fund. Subject to the limitations of the 1940 Act, the Board may, without shareholder action, authorize the issuance of Shares in one or more classes or series; and the Board may, subject to certain limitations contained in the Declaration of Trust, without shareholder action, amend the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give shareholders the opportunity to realize a premium over the value of the Shares.
Closed-End
Interval Fund; Liquidity Risks.
The Fund is a
non-diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Cybersecurity Risk.
As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service
attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may amend the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Management Risk.
The Fund is subject to management risk. In managing the Fund, the Manager applies investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Manager to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Manager, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Operational Risk.
The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.
Potential Conflicts of Interest of the Manager and Others
. Alger Associates, the ultimate parent company of the Manager, and Alger Associates’ Affiliates, which include the Manager, may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, Alger Associates and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither Alger Associates nor its Affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, Alger Associates and its Affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or another account managed by an Affiliate and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The 1940 Act imposes limitations on certain transactions between a registered investment company and affiliated persons of the investment company, as well as affiliated persons of such affiliated persons. Among others, affiliated persons of an investment company include its investment adviser; officers; directors/trustees; any person who directly or indirectly controls, is controlled by or is under common control with such investment company; any person directly or indirectly owning, controlling or holding with power to vote, 5% or more of the outstanding voting securities of such investment company; and any person five percent or more of whose outstanding voting securities are directly or indirectly owned, controlled or held with power to vote by such investment company. Alger Associates’ Affiliates have adopted policies and procedures designed to address potential conflicts of interests.

Certain investments may be allocated among the Fund and other investment funds sponsored by the Manager or its affiliates. The Fund is prohibited under the 1940 Act from participating in certain transactions with its affiliates absent an exemptive order from the SEC. Pursuant to the
Co-Investment
Exemptive Order, if granted, the Fund may
co-invest
in portfolio companies with certain affiliated funds subject to compliance with certain conditions and in a manner consistent with regulatory requirements and other pertinent factors. The Trustees will oversee the Fund’s participation in the co-investment
program in the exercise of their reasonable business judgment. Pursuant to the
Co-Investment
Exemptive Order, prior to the Fund’s participation in
co-investment
transactions, the Board, including a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Independent Trustees, will: (i) review the co-invest
policies and procedures adopted by the Manager to ensure that they are reasonably designed to prevent the Fund from being disadvantaged by participation in the co-investment
program; and (ii) approve the Fund’s policies and procedures that are reasonably designed to ensure compliance with the terms of the
Co-Investment
Exemptive Order. In addition, the “required majority” of the Independent Trustees will be required to make certain findings in connection with certain co-investment
transactions. Pursuant to the 1940 Act, the Fund and any affiliated funds may co-invest
in portfolio companies without satisfying the conditions of the
Co-Investment
Exemptive Order only if price is the only term negotiated in the investment.
For additional information about potential conflicts of interest and the way in which the Manager addresses such conflicts, please see “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Risks Associated with the Fund Distribution Policy.
The Fund intends to make annual distributions. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratio. If a distribution constitutes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a shareholder’s tax basis in such shareholder’s Shares. When a shareholder sells Shares, the amount, if any, by which the sales price exceeds the shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a shareholder’s tax basis in Shares, it generally will increase the amount of such shareholder’s gain or decrease the amount of such shareholder’s loss when such shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the Shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.
Tax Laws Subject to Change.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or
non-U.S.
income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Tax Risk.
The Fund intends to elect to be treated and continue to qualify as a RIC, so that the Fund generally will not be subject to U.S. federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income,
asset diversification

and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s shareholders. If, in any year, the Fund were to fail to qualify as a RIC, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
Uncertain Tax Treatment.
The Fund may invest in certain investments may present special tax issues for the Fund and may have uncertain tax treatment. These issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.
Unlisted Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike some closed-end
funds, which list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in some closed-end
funds, is not a liquid investment.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.25%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%
Management Fees [Percent]	1.25%	[2]
Distribution/Servicing Fees [Percent]	0.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.02%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.33%	[5]
Total Annual Expenses [Percent]	2.85%
Waivers and Reimbursements of Fees [Percent]	(0.08%)	[6]
Net Expense over Assets [Percent]	2.77%
Expense Example, Year 01	$ 79
Expense Example, Years 1 to 3	135
Expense Example, Years 1 to 5	194
Expense Example, Years 1 to 10	$ 353
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Class Z [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.25%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.02%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.32%	[5]
Total Annual Expenses [Percent]	2.59%
Waivers and Reimbursements of Fees [Percent]	(0.07%)	[6]
Net Expense over Assets [Percent]	2.52%
Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	80
Expense Example, Years 1 to 5	137
Expense Example, Years 1 to 10	$ 292
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class Z Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of projected average net assets attributable to Shares

[1]	Investors in Class A Shares may be charged a sales load of up to 5.25% of the investment amount. The sales load payable by each shareholder depends upon the amount invested by such shareholder in Class A Shares. The fee table assumes the maximum sales load is charged. Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1.00%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Class Z Shares are each not subject to a sales load; however, investors purchasing Class Z Shares through a financial intermediary could be required to pay transaction or other fees on purchases and sales of Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the Fund and not deducted therefrom. Investors should consult with their financial intermediary about the sales load and any additional fees or charges their financial intermediary might impose on each class of Shares.
[2]	The Fund pays the Manager on the first business day of each month a fee, accrued daily, for the previous month at an annual rate of 1.25%.
[3]	Class A Shares pay a Distribution and Servicing Fee at an annual rate of 0.25% based on the aggregate net assets of the Fund attributable to Class A Shares to the Fund’s Distributor. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Class Z Shares are not subject to a Distribution and Servicing Fee.
[4]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will be less than 1% of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.
[5]	Other Expenses are based on estimated amounts that have been annualized for the current fiscal year and include, among other things, estimated professional fees and other expenses that the Fund bears, including initial and ongoing offering costs, fees and expenses related to the administration of the Fund, its transfer agent and custodian.
[6]	Pursuant to the Expense Limitation Agreement, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) Management Fees; (ii) Distribution and Servicing Fees; (iii) acquired fund fees and expenses; (iv) dividend expense on short sales; (v) net borrowing costs; (vi) interest; (vii) taxes; (viii) brokerage expenses; (ix) extraordinary expenses (as determined in the discretion of the Board); and proxy expenses (except for such proxies related to: (a) changes or approval of an investment advisory agreement for the Fund, (b) the election to the Board of any trustee who is an “interested person” of the Fund, or (c) any other matters that directly benefit, or relate directly to the operations of, the Adviser or its affiliates, which expenses shall be borne exclusively by the Adviser)) do not exceed 1.25% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Manager any fees waived under the Expense Limitation Agreement or any expenses the Manager reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayments must be made within two years after the date on which the Manager incurred the expense. The Expense Limitation Agreement has a term ending one year from the initial offering of the Fund’s securities under an effective Registration Statement on Form N-2, and the Manager may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees. The Expense Limitation Agreement may only be terminated upon approval of the Board. Organizational and certain initial operating expenses incurred prior to the commencement of the Fund’s operations and reimbursed by the Manager are included as reimbursable expenses under the Expense Limitation Agreement, subject to the same two-year recoupment period.